PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	$ 114,717	$ 135,767	$ 123,272
General
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	26,759	44,613	47,216
Insurance
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	69,096	59,815	57,882
Environmental and Taxes
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	6,850	6,850	8,789
Rent
DisclosureOfCurrentPrepaymentsLineItems [Line Items]
Prepaid expenses	$ 12,012	$ 24,489	$ 9,385